Stock-based Compensation - Summary of Service-based Stock Option Activity and Related Information (Details) - Service-based Stock Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Beginning balance | shares	3,997,502
Options outstanding, Granted | shares	1,872,897
Options outstanding, Exercised | shares	(2,447,443)
Options outstanding, Forfeited | shares	(212,589)
Options outstanding, Cancelled | shares	(41,400)
Options outstanding, Ending balance | shares	3,168,967
Options outstanding, Exercisable | shares	1,189,880
Weighted-average exercise price, Beginning balance | $ / shares	$ 3.66
Weighted-average exercise price, Granted | $ / shares	13.58
Weighted-average exercise price, Exercised | $ / shares	3.55
Weighted-average exercise price, Forfeited | $ / shares	4.40
Weighted-average exercise price, Cancelled | $ / shares	3.62
Weighted-average exercise price, Ending balance | $ / shares	8.55
Weighted-average exercise price, Exercisable | $ / shares	$ 1.86
Weighted-average remaining contractual life (in years), Outstanding	8 years 8 months 12 days
Weighted-average remaining contractual life(in years), Exercisable	7 years 3 months 18 days
Aggregate intrinsic values, Outstanding | $	$ 64,602
Aggregate intrinsic values, Exercisable | $	$ 32,223